Share Capital and Other Reserves	12 Months Ended
Dec. 31, 2023
Share Capital and Other Reserves [Abstract]
Share capital and other reserves

Note 14 — Share capital and other reserves

The authorized share capital of the Company consists of 350,000,001 shares, consisting of (i) 300,000,000 shares of ordinary shares, with a nominal value of US$0.005 per share, of which 50,000,000 shares are designated Class A Ordinary Shares, nominal value US$0.005 per share, and 250,000,000 shares are designated Class B Ordinary Shares, nominal value US$0.005 per share, and (ii) 50,000,000 shares of preferred shares, with a nominal value of US$0.005 per share and (iii) one ordinary share with a nominal value of EUR1.00. Class A Ordinary Shares are entitled to ten votes per share on proposals requiring or requesting shareholder approval, and Class B Ordinary Shares are entitled to one vote on any such matter.

The sole subscriber to the incorporation constitution of Brera Holdings Limited was Goodbody Subscriber One Limited who subscribed for one (1) ordinary share for EUR1.00 on June 30, 2022 but no cash has been received. On July 11, 2022, the one ordinary share was transferred to Daniel Joseph McClory, and on July 14, 2022, the ordinary share was surrendered to the Company and cancelled in accordance with Irish law. On July 13, 2022, an amended constitution was adopted by Brera Holdings Limited reflecting an authorized share capital of EUR1.00 and US$1,750,000 divided into 50,000,000 Class A Ordinary Shares, nominal value US$0.005 per share, 250,000,000 Class B Ordinary Shares, nominal value US$0.005 per share, 50,000,000 preferred shares, nominal value US$0.005 per share, and one ordinary share with a nominal value of EUR1.00. On July 14, 2022, the Company issued 8,100,000 Class A Ordinary Shares and 100,000 Class B Ordinary Shares.

As part of the Reorganization, 100% of Brera Milano shares were acquired by the Company in exchange for the payment of EUR25,000 to Brera Milano shareholders (the “Acquisition”). The Company also agreed to contribute EUR253,821 to Brera Milano upon the final completion of the formal obligations under their agreement at the Milan Register of Companies, in order to restore Brera Milano’s share capital due to a EUR253,821 liability indicated by its financial statements.

The Acquisition was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with the guidance in paragraphs B19–B27 of IFRS 3 for reverse acquisitions. Brera Milano was determined to be the accounting acquirer based upon the terms of the Acquisition and other factors including: (i) former Brera Milano shareholders owning approximately 35% of the combined company (on a fully diluted basis) immediately following the closing of the Acquisition and are the largest shareholders’ party of the Company, (ii) former Brera Milano shareholder, Alessandro Aleotti, being appointed as the Chief Strategy Officer and a director of the Company, and (iii) former Brera Milano shareholder, Sergio Carlo Scalpelli, being appointed as the Chief Executive Officer and a director of the Company; (iv) shareholders of the Company other than the former Brera Milano shareholders continuing as passive investors; and (v) the combined company continuing the football related business with Brera Milano shareholders being the major subject matter experts of this industry in the Company and having the power to direct the development and operations of the combined company after the Acquisition.

The Company was a shell corporation established in 2022 with no operations at incorporation date. The Company has issued shares to the existing shareholders, and it is not qualified as a business under the definition of IFRS 3. With reference to IFRS 3 Appendix B, this would not constitute as a business combination since there is no substantive change in the reporting entity or its assets and liabilities. Accordingly, the Company’s consolidated financial statements represent a continuation of the financial statement of Brera Milano and the assets and liabilities are presented at their historical carrying values.

On July 22, 2022, September 19, 2022, October 7, 2022, October 26, 2022, and November 4, 2022, we conducted private placements of Class B Ordinary Shares and entered into certain subscription agreements with a number of (i) accredited investors as defined in Section 2(a)(15) of the Securities Act, and Rule 501 promulgated thereunder, in reliance upon the exemption contained in Section 4(a)(2) of the Securities Act, and Rule 506(b) of Regulation D promulgated thereunder, and applicable state securities laws or (ii) non-U.S. persons made in compliance with the provisions of Regulation S promulgated under the Securities Act. Pursuant to the agreements, we issued 1,505,000 Class B Ordinary Shares at $1.00 per share for a total of US$1,505,000. The shares are subject to certain lockup provisions until 180 days after the commencement of trading of our Class B Ordinary Shares, subject to certain exceptions. Boustead acted as placement agent in this private placement. Pursuant to our engagement letter agreement with Boustead, in addition to payments of a success fee of US$105,350, or 7% of the total purchase price of the shares sold in the private placement, and a non-accountable expense allowance of US$15,050, or 1% of the total purchase price of the shares sold in the private placement, we agreed to issue Boustead a five-year warrant to purchase up to 105,350 Class B Ordinary Shares, exercisable on a cashless basis, with an exercise price of US$1.00 per share, subject to adjustment.

On September 21, 2022, Daniel Joseph McClory, our Executive Chairman and director, surrendered his 2,500,000 Class A Ordinary Shares and we issued 2,250,000 Class A Ordinary Shares to Pinehurst Partners LLC, whose sole beneficial owner is Daniel Joseph McClory, 200,000 Class B Ordinary Shares to Lucia Giovannetti, and 50,000 Class B Ordinary Shares to Christopher Paul Gardner, our director, for US$11,250, US$1,000 and US$250, respectively.

On October 5, 2022, Marco Sala surrendered 250,000 of his Class A Ordinary Shares, Daniel Joseph McClory surrendered 250,000 of his Class B Ordinary Shares and we issued 50,000 Class A Ordinary Shares to each of Daniel Joseph McClory and Alessandro Aleotti, our Chief Strategy Officer and director, and 50,000 Class B Ordinary Shares to each of Alberto Libanori, our director, Pietro Bersani, our director, Goran Pandev, our director, and Sergio Carlo Scalpelli, our Chief Executive Officer and director, for aggregate purchase prices of $250 each, and 250,000 Class B Ordinary Shares to Grant McClory, Daniel Joseph McClory’s adult son, for US$1,250.

On November 11, 2022, we issued 100,000 Class B Ordinary Shares to Christopher Paul Gardner, our director, and 50,000 Class B Ordinary Shares to Sergio Carlo Scalpelli, our Chief Executive Officer and director, for US$500 and US$250, respectively.

On May 17, 2023, we issued 40,000 Class B Ordinary Shares under the 2022 Plan in connection with marketing services.

On June 12, 2023, we entered into a consulting agreement with Pierre Galoppi, our Chief Executive Officer, Interim Chief Financial Officer and director, pursuant to which we issued Mr. Galoppi 65,000 Class B Ordinary Shares under the 2022 Plan.

On August 11, 2023, we issued 150,000 Class B Ordinary Shares for $1,500.

Initial Public Offering

On January 26, 2023, we entered into an underwriting agreement (the “Underwriting Agreement”) with Revere Securities, LLC, as representative of the underwriters named on Schedule 1 thereto (the “Representative”), relating to the Company’s initial public offering (the “Offering”) of 1,500,000 Class B Ordinary Shares (the “Offering Shares”) of the Company, at an Offering price of $5.00 per share (the “Offering Price”). Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Offering Shares, the Company agreed to sell the Offering Shares to the Representative at a purchase price of $4.65 (93% of the public offering price per share). The Company also granted the Representative a 45-day over-allotment option to purchase up to an additional 225,000 Class B Ordinary Shares at the Offering Price, representing fifteen percent (15%) of the Class B Ordinary Shares sold in the Offering, from the Company, less underwriting discounts and commissions and a non-accountable expense allowance.

The Offering Shares commenced trading on the Nasdaq Capital Market under the symbol “BREA.” The closing of the Offering took place on January 31, 2023. After deducting underwriting discounts and commissions and non-accountable expense allowance, the Company received net proceeds of approximately $6,900,000.

The Company also issued the Representative a warrant to purchase up to 105,000 Class B Ordinary Shares (7% of the Class B Ordinary Shares sold in the Offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at any time from July 26, 2023 to July 26, 2028 for $5.00 per share (100% of the Offering Price per Class B Ordinary Share). The Representative’s Warrants contain customary anti-dilution provisions for share dividends, splits, mergers, and any future issuance of ordinary shares or ordinary shares equivalents at prices (or with exercise and/or conversion prices) below the exercise price. The Representative’s Warrant also contains piggyback registration rights in compliance with FINRA Rule 5110.

The Offering Shares were offered and sold and the Representative’s Warrant was issued pursuant to the Company’s Registration Statement on Form F-1 (File No. 333-268187), as amended (the “Registration Statement”), initially filed with the Commission on November 4, 2022, and declared effective by the Commission on January 26, 2023, and the final prospectus filed with the Commission on January 30, 2023 pursuant to Rule 424(b)(4) of the Securities Act. The Offering Shares, Representative’s Warrant and the Class B Ordinary Shares underlying the Representative’s Warrant were registered as a part of the Registration Statement. The Company intends to use the net proceeds from the Offering to purchase acquisition or management rights of football clubs; continued investment in social impact football; sales and marketing; and working capital and general corporate purposes.

The Underwriting Agreement contained customary representations, warranties and covenants by the Company, customary conditions to closing, indemnification obligations of the Company and the underwriters, including for liabilities under the Securities Act, other obligations of the parties and termination provisions. The representations, warranties and covenants contained in the Underwriting Agreement were made only for purposes of such agreement and as of specific dates were solely for the benefit of the parties to such agreement and may be subject to limitations agreed upon by the contracting parties.

The Company’s officers, directors, and Class A Ordinary Shares shareholders, have agreed, subject to certain exceptions, not to offer, issue, sell, contract to sell, encumber, grant any option for the sale of or otherwise dispose of any ordinary shares or other securities convertible into or exercisable or exchangeable for ordinary shares for a period of 12 months without the prior written consent of the Representative.